Description of Business (Details Narrative) - shares	Jul. 03, 2019	Nov. 02, 2017	Jul. 04, 2019
Sale of stock shares issued in transaction		2,000,000
Subsequent Event [Member] | Huahui Group Stock Limited [Member]
Number of ordinary shares of common stock exchanged	300,000,000
Ownership interest percentage	100.00%		99.10%
Subsequent Event [Member] | Huahui Group Stock Limited [Member] | Mr. Zihua Wu [Member]
Ownership interest percentage			0.90%